INCOME TAXES - Reconciliation of the Statutory Income Tax Rate to Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Income before provision for income taxes	$ (118,522)	¥ (773,359)	¥ 1,397,019	¥ 1,783,392	[1]
Statutory tax rate in the PRC (as a percent)	25.00%	25.00%	25.00%	25.00%
Income tax expense / (benefit) at statutory tax rate		¥ (193,340)	¥ 349,255	¥ 445,848
Non-deductible expenses		9,126	22,077	71,387
Research and development Super deduction		(5,460)	(10,820)	(7,246)
Effect of income not taxable			(12,786)	(192,501)
Effect of tax holiday and preferential tax rate		(178,938)	(126,577)	(93,121)
Adjustment on current income tax of the prior periods		6	(384)	127
Effect of different tax rates of subsidiaries operating in other jurisdictions		13,641	14,518	23,190
Effect of accrual / reversal of withholding income tax		(20,000)		8,723
Debt relief income (ii)			1,286,791
Utilization of tax losses from the prior period (ii)			(1,452,828)
Change in valuation allowance		294,354	169,982	(62,120)
Income tax expenses/ (benefits)	$ (12,354)	¥ (80,611)	¥ 239,228	¥ 194,287	[1]

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.